Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Summary of Changes in Reserve for Repurchase Liability (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning balance	$ 4,446,000	$ 4,977,603	$ 4,977,603	$ 4,983,253	$ 2,817,169
Provision for repurchase liabilities	1,707,000	5,042,000	9,167,690	14,864,492	11,030,284
Finance receivables charged off	(3,214,000)	(7,345,000)	(10,755,262)	(15,581,005)	(8,982,763)
Recoveries of charge offs	241,000	505,000	850,377	710,863	118,563
Ending balance	$ 3,180,000	$ 3,180,000	$ 4,240,408	$ 4,977,603	$ 4,983,253